UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

Tax-Free High Yield Fund	May 31, 2015

T. Rowe Price Tax-Free High Yield Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par/Shares	$ Value
MUNICIPAL SECURITIES 98.4%		
Alabama 1.4%		
Huntsville - Redstone Village Special Care Fac., Series A 5.50%, 1/1/28	4,175	4,211
Huntsville - Redstone Village Special Care Fac., Series A 5.50%, 1/1/43	2,545	2,552
Huntsville - Redstone Village Special Care Fac., Series A 6.875%, 1/1/43	2,000	2,109
Huntsville - Redstone Village Special Care Fac., Series A 7.50%, 1/1/47	3,580	3,987
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (1)	7,000	7,627
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (1)	13,520	14,916
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/31	3,740	3,798
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/36	1,555	1,572
Selma Ind. Dev. Board, International Paper, IDRB, Series A 5.375%, 12/1/35	6,985	7,872
		48,644
Alaska 0.0%		
Alaska HFC, Single Family, Series A, VRDN, 0.10%, 12/1/40	600	600
		600
Arizona 2.3%		
Arizona HFA, Banner Health, Series B, VR, 0.994%, 1/1/37	2,750	2,449
Arizona HFA, Banner Health, Series D, 5.50%, 1/1/38	4,065	4,374
Arizona HFA, Banner Health, Series D, 6.00%, 1/1/27	4,500	5,009
Arizona HFA, Banner Health, Series G, VRDN, 0.11%, 1/1/29	970	970
Arizona HFA, Phoenix Children's Hosp., Series A, 5.00%, 2/1/34	3,500	3,716
Maricopa County Pollution Control, El Paso Electric, PCR Series A, 4.50%, 8/1/42	3,250	3,312
Peoria IDA, Sierra Winds Life Care, 5.50%, 11/15/34	3,700	3,705

Peoria IDA, Sierra Winds Life Care, 5.75%, 11/15/40	6,000	6,076
Phoenix Civic Improvement Corp., Capital Appreciation, VR 5.50%, 7/1/33 (2)	1,250	1,581
Phoenix Civic Improvement Corp., Capital Appreciation Series B, VR, 5.50%, 7/1/29 (2)	7,985	9,951
Phoenix Civic Improvement Corp., Capital Appreciation Series B, VR, 5.50%, 7/1/30 (2)	7,340	9,108
Pima County IDA, Tucson Electric Power, 4.00%, 9/1/29	4,000	4,143
Pima County IDA, Tucson Electric Power, Series A 4.50%, 6/1/30	1,150	1,233
Pima County IDA, Tucson Electric Power, Series A 4.95%, 10/1/20	810	929
Salt Verde Financial Corp., Citigroup, 5.00%, 12/1/32	3,550	3,970
Salt Verde Financial Corp., Citigroup, 5.00%, 12/1/37	18,000	20,055
		80,581
Arkansas 0.1%		
Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series A, 5.00%, 2/1/35	915	993
Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series C, 5.00%, 2/1/35	1,210	1,312
		2,305
California 8.0%		
Brea PFA, Redev. Agency, Tax Allocation, Series A 7.125%, 9/1/26	800	877
California, GO, 5.00%, 8/1/35	30,000	34,134
California County Tobacco Securitization Agency, STEP 5.25%, 6/1/21	3,730	3,752
California HFA, Lucile Packard Children's Hosp., Series A 5.00%, 8/15/51	5,785	6,318
California HFA, Providence Health & Services, Series C-1 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	60	71
California HFA, Providence Health & Services, Series C-2 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	3,190	3,759

California HFA, Sutter Health, Series D, 5.00%, 8/15/35	6,500	7,274
California Housing Fin. Agency, Single Family, Series K 5.55%, 8/1/33 (4)	7,380	7,449
California Pollution Control Fin. Auth., Waste Management, PCR Series A-2, 5.40%, 4/1/25 (4)	13,030	13,218
California State Public Works Board, Prisons, Series C 5.75%, 10/1/31	3,500	4,183
California Statewide CDA, 899 Charleston/Moldlaw Residences 5.375%, 11/1/49	3,500	3,543
California Statewide CDA, Front Porch Communities (Internext) Series A, 5.125%, 4/1/37 (5)	14,400	14,826
California Statewide CDA, Kaiser Permanente, Series L, VRDN 0.08%, 4/1/38	2,700	2,700
California Statewide CDA, Terraces at San Joaquin Garden Series A, 6.00%, 10/1/42	5,250	5,642
California Statewide CDA, Terraces at San Joaquin Garden Series A, 6.00%, 10/1/47	850	912
California Statewide Fin. Auth., Tobacco Industry, Series A 6.00%, 5/1/43	1,500	1,500
Chula Vista Ind. Dev., San Diego Gas & Electric, Series C, PCR 5.875%, 2/15/34	2,000	2,336
Chula Vista Ind. Dev., San Diego Gas & Electric, Series D, PCR 5.875%, 1/1/34	5,000	5,839
Corona Community Fac. Dist. No. 2002-4, Special Tax Corona Crossings, 5.80%, 9/1/29	2,000	2,008
Corona Community Fac. Dist. No. 2002-4, Special Tax Corona Crossings, 5.875%, 9/1/34	2,000	2,008
Golden State Tobacco Securitization Corp., 5.00%, 6/1/45 (6)	5,000	5,001
Golden State Tobacco Securitization Corp., Tobacco Industry Series A1, 4.50%, 6/1/27	27,145	26,288
Golden State Tobacco Securitization Corp., Tobacco Industry Series A2, STEP, 5.30%, 6/1/37	12,000	9,826
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, 5.00%, 6/1/40	12,650	13,882
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, 5.00%, 6/1/45	4,850	4,851

Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, 5.00%, 6/1/45 (7)	8,355	8,357
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, Refunded, 5.00%, 6/1/45	12,100	13,225
Inland Valley Dev. Agency, Tax Allocation, Series A 5.00%, 9/1/44	8,000	8,672
Irvine, 4.00%, 9/2/27	300	312
Irvine, 4.00%, 9/2/28	410	422
Northern California Gas Auth. No. 1, VR, 0.904%, 7/1/27	8,000	7,317
Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37	5,000	5,798
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Series E, 7.00%, 12/1/31	1,900	2,329
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Series E, 7.25%, 12/1/40	2,850	3,536
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Tax Allocation, Series E, 6.50%, 10/1/40	6,000	7,013
San Buenaventura, Community Memorial Health 7.50%, 12/1/41	12,350	15,041
San Francisco City & County Airports Commission, Int'l. Airports Series E, 6.00%, 5/1/39	9,000	10,510
San Francisco City & County Redev., Mission Bay South Series A, 5.00%, 8/1/43	2,100	2,278
San Francisco City & County Redev., Mission Bay South Series D, 7.00%, 8/1/41	1,250	1,504
San Jose Unified School Dist., Santa Clara County, Series C, GO 4.00%, 8/1/39	2,700	2,752
San Mateo, Bay Meadows Community Fac. Dist. 2008-1 6.00%, 9/1/42	1,500	1,712
Santa Margarita Water Dist., Village of Sendero 5.625%, 9/1/43	2,500	2,780
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (8)	2,000	2,273
		278,028
Colorado 2.5%		
Cimmaron Metropolitan Dist. 2012, 6.00%, 12/1/22	5,000	5,010

Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/25 (8)	1,295	1,314
Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/33 (8)	1,550	1,568
Colorado Ed. & Cultural Fac. Auth., Knowledge Quest Charter School, 6.50%, 5/1/36	1,725	1,707
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.25%, 3/1/24	680	680
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.375%, 3/1/35	785	776
Colorado Ed. & Cultural Fac. Auth., Monument Academy 5.875%, 10/1/27 (Prerefunded 10/1/17) (3)	1,185	1,315
Colorado Ed. & Cultural Fac. Auth., Monument Academy 6.00%, 10/1/37 (Prerefunded 10/1/17) (3)	4,000	4,452
Colorado Ed. & Cultural Fac. Auth., Monument Academy Series A, 7.25%, 10/1/39 (Prerefunded 10/1/18) (3)	545	649
Colorado Ed. & Cultural Fac. Auth., Windsor Academy Charter School, 5.70%, 5/1/37	1,215	1,238
Colorado HFA, Catholic Health Initiatives, Series A 5.25%, 1/1/45	18,385	20,077
Colorado HFA, Christian Living Communities, Series A 5.25%, 1/1/17	1,245	1,287
Colorado HFA, Christian Living Communities, Series A 5.75%, 1/1/37	2,000	2,035
Colorado HFA, Valley View Hosp., 5.75%, 5/15/36	4,355	4,777
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	4,000	4,051
Park Creek Metropolitan Dist., Property Tax 6.375%, 12/1/37 (7)	7,000	8,080
Public Auth. for Colorado Energy, Colorado Springs Utility 6.25%, 11/15/28	5,825	7,234
Public Auth. for Colorado Energy, Colorado Springs Utility 6.50%, 11/15/38	16,495	21,882
		88,132
Connecticut 1.1%		
Connecticut HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42	15,380	16,330

Mashantucket Western Pequot Tribe, 6.05%, 7/1/31	20,089	1,446
Merrill Lynch P-Floats, Connecticut Housing Fin. Auth. Single Family & Multi-Family, Series E2, RIB 8.414%, 5/15/42 (4)(5)	5,000	5,457
Mohegan Tribe Indians, 6.25%, 1/1/21	2,560	2,560
Mohegan Tribe Indians, 6.25%, 1/1/31	12,700	12,699
Mohegan Tribe Indians, Public Improvement 5.125%, 1/1/23 (5)	1,130	1,113
		39,605
Delaware 1.1%		
Delaware Economic Dev. Auth., Delmarva Power & Light, PCR 5.40%, 2/1/31	7,635	8,478
Delaware Economic Dev. Auth., NRG Energy, Indian River Power PCR, 5.375%, 10/1/45	11,835	12,872
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/28	4,000	4,243
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/32	3,250	3,406
Sussex County, Cadbury Lewes, Series A, 5.45%, 1/1/16	230	231
Sussex County, Cadbury Lewes, Series A, 6.00%, 1/1/35	2,505	2,521
Sussex County, NRG Energy, Indian River Power, PCR 6.00%, 10/1/40	5,000	5,732
		37,483
District of Columbia 1.6%		
District of Columbia, American Society of Hematology 5.00%, 7/1/42	5,095	5,384
District of Columbia, Friendship Public Charter School 5.00%, 6/1/26 (9)	1,450	1,467
District of Columbia, Friendship Public Charter School 5.00%, 6/1/35 (9)	3,655	3,685
District of Columbia, Henry Adams House/Gables James F. Oyster Elementary School, 6.60%, 11/1/15	235	235
District of Columbia, The Methodist Home of D.C. 6.00%, 1/1/20	2,555	2,566

District of Columbia, The Methodist Home of D.C., Series A 5.125%, 1/1/35 (10)	1,565	1,553
District of Columbia, The Methodist Home of D.C., Series A 5.25%, 1/1/39 (10)	1,015	1,010
District of Columbia Water & Sewer Auth., Public Utility Series A, 6.00%, 10/1/35 (Prerefunded 10/1/18) (3)	1,700	1,970
Metropolitan Washington D.C. Airports Auth., Dulles Toll Road Series A, 5.00%, 10/1/53	6,580	6,893
Metropolitan Washington D.C. Airports Auth., Dulles Toll Road Series A, 5.25%, 10/1/44	5,290	5,859
Metropolitan Washington D.C. Airports Auth., Dulles Toll Road Series B, STEP, 0.00%, 10/1/44	14,000	14,487
Metropolitan Washington D.C. Airports Auth., Dulles Toll Road Series C, Zero Coupon, 10/1/41 (7)	1,000	1,155
Metropolitan Washington D.C. Airports Auth., Series A 5.00%, 10/1/32 (4)	2,000	2,221
Metropolitan Washington D.C. Airports Auth., Series C 5.625%, 10/1/39	5,750	6,442
		54,927
Florida 5.2%		
Alachua County HFA, East Ridge Retirement Village 6.375%, 11/15/49	9,450	10,491
Alachua County HFA, Shands Teaching Hosp. & Clinics Series A, 5.00%, 12/1/44	5,540	5,961
Boggy Creek Improvement Dist., Special Assessment Series 2013, 5.125%, 5/1/43	11,230	11,587
Celebration Pointe Community Dev. Dist. No. 1 Special Assessment, 4.75%, 5/1/24	1,400	1,411
Celebration Pointe Community Dev. Dist. No. 1 Special Assessment, 5.00%, 5/1/34	1,000	1,009
Celebration Pointe Community Dev. Dist. No. 1 Special Assessment, 5.125%, 5/1/45	1,000	1,011
Crossings at Fleming Island, Series A-1, 4.50%, 5/1/30	6,380	6,412
Davie Ed. Fac., Nova Southeastern Univ., Series A 6.00%, 4/1/42	11,605	13,262

Double Branch Community Dev. Dist., Series A1, 4.00%, 5/1/25	250	259
Fishhawk Community Dev. Dist. IV, 7.25%, 5/1/43	2,250	2,439
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa, Series A 5.00%, 4/1/32	600	643
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa, Series A 5.25%, 4/1/42	1,500	1,611
Florida Municipal Power Agency, All Requirements, Series A 6.25%, 10/1/31	6,500	7,624
Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/30	7,500	8,481
Miami-Dade County, Aviation, Series A, 5.50%, 10/1/36	10,000	11,312
Middle Village Community Dev. Dist., Special Assessment Series A, 5.80%, 5/1/22	500	434
North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43	1,440	1,589
North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43 (Prerefunded 10/1/18) (3)	3,560	4,092
OTC Community Dev. Dist., Jacksonville, Special Assessment Series A, 5.30%, 5/1/38	2,375	2,383
Palm Beach County HFA, Sinai Residences of Boca Raton Series A, 7.50%, 6/1/49	4,750	5,478
Palm Beach County HFA, Sinai Residences of Boca Raton Series C, 6.00%, 6/1/21	4,250	4,617
Paseo Community Dev. Dist., 5.00%, 2/1/16 (11)	2,285	—
Paseo Community Dev. Dist., Capital Appreciation, Series A-2 VR, 0.00%, 5/1/36	3,770	1,658
Paseo Community Dev. Dist., Special Assessment, Series A-1 5.40%, 5/1/36	355	359
Saint Johns County IDA, Glenmoor, Series A, VR 1.344%, 1/1/49	3,161	1,095
Saint Johns County IDA, Glenmoor, Series B, 2.50%, 1/1/49 (12)	1,176	—
Seminole Tribe of Florida, Series A, 5.25%, 10/1/27 (5)	19,180	20,267
Seminole Tribe of Florida, Series A, 5.50%, 10/1/24 (5)	2,200	2,344
Seven Oaks Community Dev. Dist. II, Series A, 5.875%, 5/1/35	1,500	1,410
Seven Oaks Community Dev. Dist. II, Series B, VR 7.50%, 5/1/16	405	407

Sumter County IDA, Central Florida Health Alliance, Series A 5.25%, 7/1/44	5,860	6,308
Tampa, Univ. of Tampa, 5.00%, 4/1/40	2,500	2,702
Tampa, Univ. of Tampa, 5.00%, 4/1/45	5,000	5,374
Tolomato Community Dev. Dist., Special Assessment Series A-2, VR, 0.00%, 5/1/39	185	136
Tolomato Community Dev. Dist., Special Assessment Series A-3, VR, 0.00%, 5/1/40	435	260
Tolomato Community Dev. Dist., Special Assessment Series A-4, VR, 0.00%, 5/1/40	235	104
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.375%, 5/1/17	10	10
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.45%, 5/1/23	10	10
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.65%, 5/1/40	10	10
Tolomato Community Dev. Dist., Special Assessment Series 2015-1, VR, 0.00%, 5/1/40	960	592
Tolomato Community Dev. Dist., Special Assessment Series 2015-2, VR, 0.00%, 5/1/40	590	307
Tolomato Community Dev. Dist., Special Assessment Series 2015-3, 6.61%, 5/1/40 (13)	640	—
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.375%, 5/1/17 (13)(14)	195	—
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.45%, 5/1/23 (13)(14)	155	—
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.65%, 5/1/40 (13)(14)	160	—
Tolomato Community Dev. Dist., Special Assessment Series A-1, 6.375%, 5/1/17	100	99
Tolomato Community Dev. Dist., Special Assessment Series A-1, 6.45%, 5/1/23	200	201
Tolomato Community Dev. Dist., Special Assessment Series A-1, 6.65%, 5/1/40	200	203
Village Community Dev. Dist. No. 9, Special Assessment Phase 2, 5.25%, 5/1/31	1,325	1,506

Village Community Dev. Dist. No. 9, Special Assessment Phase 2, 5.50%, 5/1/42	1,805	2,073
Village Community Dev. Dist. No. 10, Special Assessment 5.00%, 5/1/32	2,485	2,762
Village Community Dev. Dist. No. 10, Special Assessment 5.125%, 5/1/43	4,850	5,395
Village Community Dev. Dist. No. 10, Special Assessment Phase 2, 5.125%, 5/1/24	3,900	4,404
Village Community Dev. Dist. No. 10, Special Assessment Phase 2, 5.75%, 5/1/31	3,995	4,594
Village Community Dev. Dist. No. 10, Special Assessment Phase 2, 6.00%, 5/1/44	4,925	5,662
Winter Garden Village at Fowler Groves, 5.65%, 5/1/37	6,935	7,017
		179,375
Georgia 0.9%		
Atlanta, Princeton Lakes, 5.50%, 1/1/31	365	367
Atlanta Water & Sewer, Wastewater, Series A, 6.25%, 11/1/34 (Prerefunded 11/1/19) (3)	6,000	7,247
Augusta, Regional Airport, Series A, 5.15%, 1/1/35	2,670	2,674
Cobb County Dev. Auth., Waste Management, Series A 5.00%, 4/1/33 (4)	1,000	1,033
Cobb County Kennestone Hosp. Auth., WellStar Health Series B, 5.50%, 4/1/37 (6)	1,865	2,088
Rockdale County Dev. Auth., Pratt Industries USA, Visy Paper 6.125%, 1/1/34 (4)	7,200	7,399
Savannah Economic Dev. Auth., Marshes of Skidaway 7.25%, 1/1/44	9,575	11,042
		31,850
Guam 0.2%		
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35 (Prerefunded 7/1/15) (3)	7,000	7,032
		7,032

Hawaii 0.2%		
Hawaii State Dept. of Budget & Fin., 15 Craigside, Series A 9.00%, 11/15/44	2,375	3,014
Hawaii State Dept. of Budget & Fin., Kahala Nui Senior Living 5.125%, 11/15/32	1,300	1,387
Hawaii State Dept. of Budget & Fin., Kahala Nui Senior Living 5.25%, 11/15/37	2,100	2,251
		6,652
Idaho 0.8%		
Idaho HFA, Saint Lukes Health, Series A, 5.00%, 3/1/39	5,000	5,466
Idaho HFA, Saint Lukes Health, Series A, 5.00%, 3/1/44	15,000	16,353
Power County PCR, FMC Corp., 6.45%, 8/1/32 (4)	4,570	4,579
		26,398
Illinois 6.5%		
Bolingbrook Special Service Area No. 1, Forest City, STEP 5.90%, 3/1/27	1,750	1,756
Chicago Midway Airport, Series A, 5.00%, 1/1/32 (4)	6,000	6,437
Chicago Midway Airport, Series A, 5.00%, 1/1/33 (4)	5,400	5,785
Chicago Midway Airport, Series A, 5.00%, 1/1/34 (4)	3,600	3,851
Chicago O'Hare Int'l. Airport, 5.625%, 1/1/35	10,000	11,300
Chicago O'Hare Int'l. Airport, Rental Car Fac., 5.75%, 1/1/38	12,000	13,479
Chicago Water, 5.00%, 11/1/44	2,650	2,761
Illinois, GO, 5.25%, 2/1/33	4,000	4,143
Illinois, GO, 5.25%, 2/1/34	3,100	3,209
Illinois, GO, 5.50%, 7/1/38	8,500	9,035
Illinois Dev. Fin. Auth., Citgo Petroleum, PCR, 8.00%, 6/1/32 (4)	1,750	1,753
Illinois Fin. Auth., Admiral at Lake, Series A, 7.625%, 5/15/25	2,850	3,218
Illinois Fin. Auth., Admiral at Lake, Series A, 7.75%, 5/15/30	2,935	3,338
Illinois Fin. Auth., Admiral at Lake, Series A, 8.00%, 5/15/40	3,000	3,431
Illinois Fin. Auth., Admiral at Lake, Series A, 8.00%, 5/15/46	6,935	7,898

Illinois Fin. Auth., Advocate Health Care Network 6.50%, 11/1/38 (Prerefunded 11/1/18) (3)	2,500	2,930
Illinois Fin. Auth., Edward - Elmhurst Healthcare, Series A 5.50%, 2/1/40 (6)	1,395	1,501
Illinois Fin. Auth., Franciscan Communities, Series A 5.25%, 5/15/47	7,000	7,164
Illinois Fin. Auth., Friendship Village of Schaumburg, Series A 5.375%, 2/15/25	200	200
Illinois Fin. Auth., Friendship Village of Schaumburg, Series A 5.625%, 2/15/37	10,040	10,041
Illinois Fin. Auth., Landing at Plymouth Place, Series A 6.00%, 5/15/37	3,400	3,401
Illinois Fin. Auth., Navistar International, Recovery Zone 6.50%, 10/15/40	8,500	9,144
Illinois Fin. Auth., Rush Univ. Medical Center, Series C 6.625%, 11/1/39 (Prerefunded 5/1/19) (3)	8,000	9,593
Illinois Fin. Auth., Silver Cross Hosp., Series C, 5.00%, 8/15/35	5,000	5,355
Illinois Fin. Auth., Silver Cross Hosp., Series C, 5.00%, 8/15/44	5,000	5,287
Illinois Fin. Auth., Smith Village, Series A, 6.25%, 11/15/35	5,800	5,833
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/26	3,300	3,371
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/36	2,000	2,033
Illinois Fin. Auth., Three Crowns Park Plaza, Series A 5.875%, 2/15/38	3,250	3,272
Illinois HFA, Villa Saint Benedict, Series 2003A-1 6.90%, 11/15/33	8,600	6,863
Illinois Regional Transportation Auth., Series A 6.00%, 7/1/33 (15)	7,500	9,889
Lombard Public Fac. Corp., Conference Center, Series A2 5.50%, 1/1/30 (9)	2,225	1,725
Metropolitan Pier & Exposition Auth., McCormick Place Series A, Zero Coupon, 12/15/33 (16)	25,000	10,601
Metropolitan Pier & Exposition Auth., McCormick Place Series B2, 5.25%, 6/15/50	23,285	24,086

Railsplitter Tobacco Settlement, Tobacco Industry 6.00%, 6/1/28	13,560	16,008
Yorkville United City Special Service Area, Bristol Bay 1 5.875%, 3/1/36	5,611	5,702
		225,393
Indiana 4.4%		
Eastern Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (4)	1,770	1,872
Indiana Fin. Auth., Community Foundation of Northwest Indiana 5.00%, 3/1/36	9,000	9,720
Indiana Fin. Auth., Community Foundation of Northwest Indiana 5.00%, 3/1/41	4,250	4,533
Indiana Fin. Auth., Greencroft Obligated Group, Series A 7.00%, 11/15/43	8,000	9,290
Indiana Fin. Auth., I-69 Dev. Partners, 5.00%, 9/1/46 (4)	7,420	7,807
Indiana Fin. Auth., I-69 Dev. Partners, 5.25%, 9/1/40 (4)	8,695	9,361
Indiana Fin. Auth., Ohio River Bridges, Series A 5.00%, 7/1/44 (4)	8,000	8,379
Indiana Fin. Auth., Ohio River Bridges, Series A 5.00%, 7/1/48 (4)	12,595	13,183
Indiana Fin. Auth., Ohio River Bridges, Series A 5.25%, 1/1/51 (4)	14,440	15,358
Indiana Fin. Auth., Ohio Valley Electric, IDRB, Series A 5.00%, 6/1/39	4,500	4,774
Indiana Fin. Auth., U.S. Steel, IDRB, 6.00%, 12/1/26	4,000	4,364
Indiana Municipal Power Agency, Series B, 5.75%, 1/1/29	1,500	1,704
Indianapolis Airport Auth., Airport Maintenance Center United Airlines, 6.50%, 11/15/31 (4)(14)(17)	9,846	110
Jasper County Economic Dev. Auth., Northern Indiana Public Service, Series A, 5.60%, 11/1/16 (16)	2,700	2,860
Merrill Lynch P-Floats, Franciscan Alliance, RIB 8.453%, 11/1/33 (5)	10,000	12,218
Saint Joseph County, Holy Cross Village at Notre Dame 5.55%, 5/15/19	230	230

Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/26	250	254
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/38	1,575	1,593
Shoals, National Gypsum, IDRB, 7.25%, 11/1/43 (4)	4,250	4,734
Valparaiso, Pratt Paper, IDRB, 6.75%, 1/1/34 (4)	7,000	8,465
Valparaiso, Pratt Paper, IDRB, 7.00%, 1/1/44 (4)	10,000	12,166
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37 (5)	5,750	5,985
Vigo County Hosp. Auth., Union Hosp., 5.75%, 9/1/42 (5)	4,500	4,687
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31	6,170	7,429
		151,076
Iowa 1.3%		
Altoona, Urban Renewal Tax Annual Appropriation 5.75%, 6/1/31	1,000	1,079
Altoona, Urban Renewal Tax Annual Appropriation 6.00%, 6/1/39	1,820	1,973
Altoona, Urban Renewal Tax Annual Appropriation 6.00%, 6/1/43	4,000	4,330
Iowa Fin. Auth., Care Initiatives, Series A, 5.50%, 7/1/25	4,000	4,099
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25	8,250	9,163
Iowa Fin. Auth., Iowa Fertilizer, 5.50%, 12/1/22	2,500	2,662
Iowa Fin. Auth., Midwestern Disaster, Alcoa, 4.75%, 8/1/42	8,465	8,678
Iowa Fin. Auth., UnityPoint Health, Series B, VRDN 0.09%, 2/15/35	3,310	3,310
Iowa Student Loan Liquidity Corp., Series A-2 5.75%, 12/1/28 (4)	2,110	2,264
Iowa Student Loan Liquidity Corp., Series A-2 5.85%, 12/1/30 (4)	2,165	2,323
Scott County, Ridgecrest Village, 5.25%, 11/15/27	4,500	4,542
Scott County, Ridgecrest Village, 5.625%, 11/15/18	1,125	1,127
		45,550

Kansas 0.2%		
Kansas Dev. Fin. Auth., Adventist Health/Sunbelt, Series A 5.00%, 11/15/32	3,520	3,908
Lenexa Health Care Fac., Lakeview Village, 7.125%, 5/15/29	400	449
Lenexa Health Care Fac., Lakeview Village, 7.25%, 5/15/39	1,500	1,680
		6,037
Kentucky 1.5%		
Kentucky Economic Dev. Fin. Auth., Catholic Health Initiatives Series C, VRDN, 0.12%, 5/1/34	3,500	3,500
Kentucky Economic Dev. Fin. Auth., Masonic Homes of Kentucky 5.375%, 11/15/42	4,500	4,613
Kentucky Economic Dev. Fin. Auth., Masonic Homes of Kentucky 5.50%, 11/15/45	1,600	1,650
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.50%, 3/1/45	2,500	2,846
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 6.375%, 6/1/40	15,000	17,012
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series B, 6.375%, 3/1/40	1,015	1,151
Kentucky Public Transportation Infrastructure Auth. Downtown Crossing, Series A, 5.75%, 7/1/49	2,900	3,261
Kentucky Public Transportation Infrastructure Auth. Downtown Crossing, Series A, 6.00%, 7/1/53	10,000	11,376
Owen County Waterworks, American Water Capital, Series A 6.25%, 6/1/39	5,530	6,275
		51,684
Louisiana 1.9%		
Hodge Utilities, Smurfit-Stone Container, PCR, EC 7.45%, 3/1/24 (4)(14)	6,250	—
Louisiana Local Gov't. Environmental Fac. Auth. Westlake Chemical, 6.75%, 11/1/32	12,940	14,366
New Orleans Aviation Board, Series A, 5.00%, 1/1/40	7,900	8,716
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (4)	8,730	9,441

Saint John Baptist Parish, Marathon Oil, PCR, Series A 5.125%, 6/1/37	30,430	32,059
		64,582
Maine 0.2%		
Maine HHEFA, MaineGeneral Health, 6.00%, 7/1/26	2,000	2,250
Maine HHEFA, MaineGeneral Health, 6.75%, 7/1/36	4,000	4,563
		6,813
Maryland 6.7%		
Anne Arundel County, Annapolis Area Christian School Series A, 5.50%, 7/1/23	1,180	1,267
Anne Arundel County, Annapolis Area Christian School Series A, 6.50%, 7/1/33	2,555	2,795
Anne Arundel County, Annapolis Area Christian School Series A, 6.75%, 7/1/43	4,965	5,442
Anne Arundel County, Special Obligation, Village South Waugh Chapel, 6.25%, 7/1/40	4,000	4,250
Baltimore City, Convention Center Hilton, Series A 5.00%, 9/1/16 (8)	1,765	1,839
Baltimore City, Convention Center Hilton, Series B 5.875%, 9/1/39	3,950	4,069
Baltimore City, Harborview Lot 2, 6.50%, 7/1/31	1,616	1,619
Gaithersburg, Asbury Maryland Obligated Group, Series A 5.125%, 1/1/26	2,250	2,304
Gaithersburg, Asbury Maryland Obligated Group, Series A 5.125%, 1/1/36	10,350	10,522
Gaithersburg, Asbury Maryland Obligated Group, Series B 6.00%, 1/1/23	2,000	2,229
Maryland Economic Dev. Corp., Bowie State Univ. Student Housing, 5.00%, 6/1/25	2,100	2,257
Maryland Economic Dev. Corp., Bowie State Univ. Student Housing, 5.00%, 6/1/29	2,400	2,498
Maryland Economic Dev. Corp., Bowie State Univ. Student Housing, 5.00%, 6/1/33	2,540	2,604

Maryland Economic Dev. Corp., CNX Marine Terminal CONSOL Energy, 5.75%, 9/1/25	5,000	5,533
Maryland Economic Dev. Corp., Ports America Chesapeake 5.375%, 6/1/25	3,625	3,949
Maryland Economic Dev. Corp., Ports America Chesapeake 5.75%, 6/1/35	7,400	7,946
Maryland Economic Dev. Corp., Ports America Chesapeake Series B, 5.125%, 6/1/20	1,370	1,505
Maryland Economic Dev. Corp., Ports America Chesapeake Series B, 5.375%, 6/1/25	4,500	4,903
Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	6,750	7,890
Maryland Economic Dev. Corp., Towson Univ. Student Housing Series A, 5.25%, 7/1/37	2,750	2,906
Maryland Energy Fin. Administration, Office Paper Recycling Series A, 7.50%, 9/1/15 (4)(18)	715	728
Maryland HHEFA, Adventist Healthcare, Series A 6.125%, 1/1/36	3,500	3,949
Maryland HHEFA, Anne Arundel Health, Series A, 6.75%, 7/1/39 (Prerefunded 7/1/19) (3)	5,500	6,692
Maryland HHEFA, Ascension Health Alliance, Series B 5.00%, 11/15/51	13,000	14,276
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41	3,000	3,333
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45	4,000	4,434
Maryland HHEFA, City Neighbors Charter Schools, Series A 6.75%, 7/1/44	3,000	3,263
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38	9,275	9,769
Maryland HHEFA, Doctors Community Hosp., Series A 5.00%, 7/1/27	2,000	2,032
Maryland HHEFA, Frederick Memorial Hosp., Series A 4.00%, 7/1/38	10,000	9,592
Maryland HHEFA, Health Pool 85 A & B, Series B, VRDN 0.09%, 4/1/35	2,700	2,700
Maryland HHEFA, Ingleside at King Farm Presbyterian Community, Series A, 5.30%, 1/1/37	4,230	4,325
Maryland HHEFA, MedStar Health, 4.00%, 8/15/45	7,155	6,983

Maryland HHEFA, MedStar Health, 5.00%, 8/15/42	12,750	13,906
Maryland HHEFA, Mercy Medical Center, Series A 5.50%, 7/1/42	7,990	8,353
Maryland HHEFA, Upper Chesapeake Health, Series C 6.00%, 1/1/38 (Prerefunded 1/1/18) (3)	5,000	5,637
Maryland HHEFA, Washington County Hosp. Meritus Medical Center, 5.75%, 1/1/33	3,175	3,399
Maryland HHEFA, Washington County Hosp. Meritus Medical Center, 5.75%, 1/1/38	2,575	2,753
Maryland HHEFA, Washington County Hosp. Meritus Medical Center, 6.00%, 1/1/43	5,335	5,725
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34	11,910	13,178
Montgomery County, Trinity Health, 4.00%, 12/1/44	7,000	6,893
Prince George's County, National Harbor, 5.20%, 7/1/34	3,260	3,262
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	4,500	4,745
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	4,500	4,805
Westminster, Miller's Grant Lutheran Village, Series A 5.00%, 7/1/24	2,385	2,462
Westminster, Miller's Grant Lutheran Village, Series A 6.25%, 7/1/44	3,385	3,630
Westminster, Miller's Grant Lutheran Village, Series B 4.875%, 7/1/23	2,140	2,192
		231,343
Massachusetts 0.4%		
Massachusetts Dev. Fin. Agency, Boston Univ., Series P 5.45%, 5/15/59 (8)	2,525	2,937
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	605	660
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	3,290	3,607
Massachusetts Ed. Fin. Auth., Series H, 6.35%, 1/1/30 (4)(7)	610	643

Massachusetts HEFA, Partners Healthcare, Series P-1, VRDN 0.09%, 7/1/27	5,300	5,300
		13,147
Michigan 1.5%		
Detroit Sewage Disposal, Water & Sewer, Series A 5.00%, 7/1/32	1,000	1,064
Detroit Sewage Disposal, Water & Sewer, Series A 5.00%, 7/1/39 (1)	2,000	2,134
Detroit Sewage Disposal, Water & Sewer, Series A 5.25%, 7/1/26	1,000	1,109
Detroit Sewage Disposal, Water & Sewer, Series A 5.25%, 7/1/39	16,455	17,587
Karegnondi Water Auth., Genesee County, Water Supply Series A, 5.25%, 11/1/40	20,000	21,922
Michigan Fin. Auth., Detroit Sewage Disposal, Series C-2 5.00%, 7/1/44 (4)	1,220	1,252
Wayne County Airport Auth., Series A, 5.00%, 12/1/42	5,000	5,358
Wayne County Airport Auth., Series B, 5.00%, 12/1/44	2,250	2,438
		52,864
Minnesota 0.4%		
Rochester Health Care Fac., Mayo Clinic, Series A, VRDN 0.07%, 8/15/32	5,350	5,350
Wayzata, Folkestone Senior Living Community, Series A 5.75%, 11/1/39	1,250	1,351
Wayzata, Folkestone Senior Living Community, Series A 6.00%, 5/1/47	6,000	6,524
		13,225
Mississippi 0.4%		
Lowndes County, Weyerhaeuser, IDRB, Series A, 6.80%, 4/1/22	2,060	2,592
Warren County Gulf Opportunity Zone, International Paper, PCR Series A, 5.375%, 12/1/35	3,900	4,382

Warren County Gulf Opportunity Zone, International Paper, PCR Series A, 6.50%, 9/1/32	6,000	6,869
		13,843
Missouri 0.5%		
Missouri HEFA, Washington Univ., Series B, VRDN 0.08%, 9/1/30	4,100	4,100
Missouri HEFA, Washington Univ., Series C, VRDN 0.08%, 9/1/30	2,700	2,700
Riverside IDA, Riverside Horizons, Series A, 5.00%, 5/1/27 (9)	1,250	1,274
Saint Louis Airport, Lambert, Series A-1, 6.25%, 7/1/29	9,000	10,315
		18,389
Nevada 0.2%		
Henderson Public Improvement Trust, Touro College Obligated Group, 5.50%, 1/1/34	1,760	1,955
Henderson Public Improvement Trust, Touro College Obligated Group, 5.50%, 1/1/39	2,315	2,546
Henderson Public Improvement Trust, Touro College Obligated Group, 5.50%, 1/1/44	2,500	2,738
		7,239
New Jersey 6.0%		
Burlington County Bridge Commission, The Evergreens 5.625%, 1/1/38	4,750	4,895
Gloucester County Pollution Control Fin. Auth., Keystone Logan Series A, 5.00%, 12/1/24 (4)	5,000	5,595
New Jersey Economic Dev. Auth., Barnabas Health, Series A Zero Coupon, 7/1/26 (16)	2,500	1,663
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/21	6,750	7,621
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/29	500	541
New Jersey Economic Dev. Auth., Goethals Bridge 5.625%, 1/1/52 (4)	14,000	15,371
New Jersey Economic Dev. Auth., Kapkowski Road Landfill 5.75%, 10/1/21	4,225	4,711

New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24	1,000	1,023
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29	1,035	1,070
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34	1,940	2,003
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	4,900	5,097
New Jersey Economic Dev. Auth., Provident Group-Montclair Student Housing, Series A, 5.875%, 6/1/42	10,000	11,079
New Jersey Economic Dev. Auth., Provident Group-Rowan Univ. Student Housing, Series A, 5.00%, 1/1/48	5,825	6,133
New Jersey Economic Dev. Auth., Seabrook Village 5.25%, 11/15/36	4,235	4,308
New Jersey Economic Dev. Auth., UMM Energy Partners Series A, 5.00%, 6/15/37 (4)	1,250	1,317
New Jersey Economic Dev. Auth., UMM Energy Partners Series A, 5.125%, 6/15/43 (4)	1,750	1,843
New Jersey Economic Dev. Auth., United Continental Airlines IDRB, 4.875%, 9/15/19 (4)	8,315	8,738
New Jersey Economic Dev. Auth., United Continental Airlines IDRB, 5.125%, 9/15/23 (4)	3,000	3,280
New Jersey Economic Dev. Auth., United Continental Airlines IDRB, 5.25%, 9/15/29 (4)	3,000	3,264
New Jersey Economic Dev. Auth., United Continental Airlines IDRB, Series B, 5.625%, 11/15/30 (4)	9,000	10,068
New Jersey EFA, Univ. of Medicine & Dentistry, Series B 7.50%, 12/1/32 (Prerefunded 6/1/19) (3)	9,845	12,206
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A, 5.625%, 7/1/37	8,000	8,962
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series B, Zero Coupon, 7/1/31	40,525	18,387
New Jersey Health Care Fac. Fin. Auth., Holy Name Medical Center, 5.00%, 7/1/25	5,000	5,307
New Jersey Health Care Fac. Fin. Auth., Robert Wood Johnson Univ. Hosp., 5.50%, 7/1/43	4,000	4,571
New Jersey Higher Ed. Student Assistance Auth., Series 1B 4.75%, 12/1/43 (4)	7,000	7,062
New Jersey Higher Ed. Student Assistance Auth., Series 1B 5.00%, 12/1/44 (4)	2,320	2,368

New Jersey Higher Ed. Student Assistance Auth., Student Loan Series A, 5.625%, 6/1/30	975	1,075
New Jersey Higher Ed. Student Assistance Auth., Student Loan Series 1, 5.75%, 12/1/28 (4)	2,000	2,196
New Jersey Higher Ed. Student Assistance Auth., Student Loan Series 1, 5.875%, 12/1/33 (4)	1,000	1,101
New Jersey Transportation Trust Fund Auth. Capital Appreciation, Series A, Zero Coupon, 12/15/28	15,000	7,624
New Jersey Transportation Trust Fund Auth., Series A 6.00%, 12/15/38	9,770	10,902
Tobacco Settlement Fin. Corp., Tobacco Industry, Series 1A 4.50%, 6/1/23	19,205	19,231
Tobacco Settlement Fin. Corp., Tobacco Industry, Series 1A 4.75%, 6/1/34	12,000	9,166
		209,778
New York 8.1%		
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(5)	900	960
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(5)	5,000	5,327
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.125%, 12/1/29	5,000	5,523
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.25%, 12/1/37	12,950	14,223
Dormitory Auth. of the State of New York, Pace Univ., Series A 4.25%, 5/1/42	2,500	2,457
Dormitory Auth. of the State of New York, Saint John's Univ. Series A, 5.00%, 7/1/33	1,000	1,132
Dormitory Auth. of the State of New York, Saint John's Univ. Series A, 5.00%, 7/1/34	620	701
Dormitory Auth. of the State of New York, Saint John's Univ. Series A, 5.00%, 7/1/37	2,350	2,643
Hudson Yards Infrastructure Corp., Series A, 5.25%, 2/15/47	3,410	3,739
Hudson Yards Infrastructure Corp., Series A, 5.75%, 2/15/47	15,250	17,408
Long Island Power Auth., Series A, 6.25%, 4/1/33	10,000	11,580

Metropolitan Transportation Auth. of New York, Series 2008C 6.50%, 11/15/28	5,000	5,890
Nassau County IDA, Amsterdam at Harborside, Series A 5.875%, 1/1/23	1,429	1,420
Nassau County IDA, Amsterdam at Harborside, Series A 6.50%, 1/1/32	23	23
Nassau County IDA, Amsterdam at Harborside, Series A1 6.70%, 1/1/49	1,505	1,485
Nassau County IDA, Amsterdam at Harborside, Series A2 6.70%, 1/1/49	9,628	9,500
Nassau County IDA, Amsterdam at Harborside, Series B 5.50%, 7/1/20	3,010	3,007
Nassau County IDA, Amsterdam at Harborside, Series B 6.50%, 1/1/34	71	70
Nassau County IDA, Amsterdam at Harborside, Series C 2.00%, 1/1/49 (13)(14)	5,376	269
New York City IDA, New York Law School, Series A, VRDN 0.08%, 7/1/36	4,335	4,335
New York City Municipal Water Fin. Auth., Water & Sewer Series A, 5.75%, 6/15/40	1,300	1,473
New York City Municipal Water Fin. Auth., Water & Sewer Series B3, VRDN, 0.08%, 6/15/45	8,100	8,100
New York Liberty Dev. Corp., 3 World Trade Center 5.00%, 11/15/44 (5)	7,140	7,286
New York Liberty Dev. Corp., 3 World Trade Center 5.375%, 11/15/40 (5)	10,000	10,804
New York Liberty Dev. Corp., 4 World Trade Center 5.75%, 11/15/51	24,000	27,683
New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35	11,175	13,158
New York Liberty Dev. Corp., One Bryant Park, Class 3 6.375%, 7/15/49	22,250	25,260
New York State Housing Fin. Agency, 160 Madison Ave. Series A, VRDN, 0.10%, 11/1/46	8,000	8,000
New York State Thruway Auth., Series A, 5.00%, 5/1/19	5,000	5,649
Oneida County IDA, Saint Elizabeth Medical Center 5.875%, 12/1/29	2,750	2,754

Oneida County IDA, Saint Elizabeth Medical Center, Series B 6.00%, 12/1/19	735	737
Oneida County IDA, Saint Elizabeth Medical Center, Series B 6.00%, 12/1/29	2,085	2,088
Onondaga Civic Dev. Corp., Saint Joseph's Hosp. Health Center 5.00%, 7/1/42	8,930	9,165
Onondaga Civic Dev. Corp., Saint Joseph's Hosp. Health Center Series A, 5.125%, 7/1/31	5,600	5,988
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41	2,000	2,216
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal 6.00%, 12/1/36	7,500	8,783
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal 6.00%, 12/1/42	8,000	9,369
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (5)	16,500	17,121
Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (5)	4,255	4,428
Tompkins County, Kendal at Ithaca, Series A, 5.00%, 7/1/29	900	976
Tompkins County, Kendal at Ithaca, Series A, 5.00%, 7/1/34	1,685	1,799
Tompkins County, Kendal at Ithaca, Series A, 5.00%, 7/1/44	2,000	2,103
Westchester County Local Dev. Corp., Pace Univ., Series A 5.50%, 5/1/42	13,495	15,537
		282,169
North Carolina 1.9%		
Columbus County Ind. Fac., International Paper, PCR 5.70%, 5/1/34	6,750	7,714
Gaston County Ind. Fac., National Gypsum, PCR, IDRB 5.75%, 8/1/35 (4)	10,000	10,005
North Carolina Eastern Municipal Power Agency, Series A 5.50%, 1/1/26	4,000	4,543
North Carolina Medical Care Commission, Aldersgate Retirement Community, 6.25%, 7/1/35	4,500	4,880
North Carolina Medical Care Commission, Galloway Ridge Series A, 5.25%, 1/1/41	2,500	2,577

North Carolina Medical Care Commission, Galloway Ridge Series A, 5.875%, 1/1/31	2,295	2,472
North Carolina Medical Care Commission, Galloway Ridge Series A, 6.00%, 1/1/39	500	537
North Carolina Medical Care Commission, Lutheran Services for Aging, Series A, 5.00%, 3/1/37	2,000	2,078
North Carolina Medical Care Commission, Lutheran Services for Aging, Series A, 5.00%, 3/1/42	2,000	2,021
North Carolina Medical Care Commission, Pennybyrn at Maryfield, 5.00%, 10/1/25	1,300	1,408
North Carolina Medical Care Commission, Pennybyrn at Maryfield, 5.00%, 10/1/30	1,900	1,986
North Carolina Medical Care Commission, Pennybyrn at Maryfield, 5.00%, 10/1/35	2,250	2,330
North Carolina Medical Care Commission, United Church Series A, 5.00%, 9/1/37	2,100	2,111
North Carolina Medical Care Commission, Vidant Health 5.00%, 6/1/45	16,225	17,678
North Carolina Medical Care Commission, Wake Forest Baptist Series A, 5.00%, 12/1/45	2,960	3,176
		65,516
North Dakota 0.5%		
Grand Forks Health Care, Altru Health, 5.00%, 12/1/35	16,340	17,249
		17,249
Ohio 2.7%		
Bowling Green, CFP I Student Housing, 5.75%, 6/1/31	4,500	4,801
Bowling Green, CFP I Student Housing, 6.00%, 6/1/45	4,000	4,250
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry Series A-2, 6.50%, 6/1/47	25,000	21,794
Cleveland Airport, Series A, 5.00%, 1/1/28	5,000	5,509
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40	7,300	8,027
Lorain County Port Auth., U.S. Steel 6.75%, 12/1/40	5,000	5,516
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44	4,000	4,126

Ohio, Solid Waste, USG, IDRB, 5.65%, 3/1/33 (4)	3,620	3,625
Ohio, Solid Waste, USG, IDRB, 6.05%, 8/1/34 (4)	50	50
Ohio Air Quality Dev. Auth., AK Steel, IDRB, 6.75%, 6/1/24 (4)	6,000	6,196
Ohio Air Quality Dev. Auth., FirstEnergy Solutions, PCR, Series A 5.70%, 8/1/20	6,500	7,449
Ohio Air Quality Dev. Auth., FirstEnergy Solutions, PCR, Series A 5.75%, 6/1/33 (Tender 6/1/16)	4,000	4,179
Ohio Water Dev. Auth., FirstEnergy Solutions 4.00%, 6/1/33 (Tender 6/3/19)	9,400	9,922
Southeastern Ohio Port Auth., Memorial Health 5.75%, 12/1/32	500	535
Southeastern Ohio Port Auth., Memorial Health 6.00%, 12/1/42	6,600	7,081
		93,060
Oklahoma 0.9%		
Norman Regional Hosp. Auth., 5.375%, 9/1/36	3,600	3,722
Oklahoma County Fin. Auth., Epworth Villa, Series A 5.00%, 4/1/33	1,000	875
Oklahoma County Fin. Auth., Epworth Villa, Series A 5.125%, 4/1/42	2,500	2,131
Oklahoma County Fin. Auth., Epworth Villa, Series A 5.875%, 4/1/30	3,335	3,275
Tulsa County IDA, Montereau, Senior Living Community Series A, 7.25%, 11/1/40	6,000	6,615
Tulsa County IDA, Montereau, Senior Living Community Series A, 7.25%, 11/1/45	2,000	2,201
Tulsa Municipal Airport Trust, American Airlines, IDRB, Series B 5.50%, 12/1/35 (4)	11,000	11,905
		30,724
Oregon 0.4%		
Deschutes County Hosp. Fac. Auth., Saint Charles Health 8.25%, 1/1/38	5,000	5,913

Western Generation Agency, Wauna Cogeneration, Series A 5.00%, 1/1/17 (9)	2,885	2,912
Western Generation Agency, Wauna Cogeneration, Series A 5.00%, 1/1/18 (9)	3,185	3,206
Western Generation Agency, Wauna Cogeneration, Series A 5.00%, 1/1/19 (9)	1,125	1,131
Western Generation Agency, Wauna Cogeneration, Series C 5.00%, 1/1/21	210	217
		13,379
Pennsylvania 4.6%		
Allegheny County IDA, U.S. Steel, PCR, 6.50%, 5/1/17	7,250	7,760
Beaver County IDA, FirstEnergy Solutions, Series B 3.50%, 12/1/35 (Tender 6/1/20)	4,500	4,659
Butler County Hosp. Auth., Butler Health, 5.00%, 7/1/35	7,695	8,309
Butler County Hosp. Auth., Butler Health, 5.00%, 7/1/39	4,750	5,112
Butler County Hosp. Auth., Butler Health, 7.25%, 7/1/39 (Prerefunded 7/1/19) (3)	5,180	6,389
Cumberland County Municipal Auth., Asbury Obligated Group 5.25%, 1/1/41	4,000	4,136
Delaware County IDA, Covanta Energy, Series A, 6.20%, 7/1/19	2,295	2,303
Delaware Valley Regional Fin. Auth., Series A, 5.50%, 8/1/28 (6)	5,000	5,834
East Hempfield Township IDA, Millersville Univ. Student Services, 5.00%, 7/1/30	820	887
East Hempfield Township IDA, Millersville Univ. Student Services, 5.00%, 7/1/34	1,000	1,058
East Hempfield Township IDA, Millersville Univ. Student Services, 5.00%, 7/1/35	1,060	1,125
East Hempfield Township IDA, Millersville Univ. Student Services, 5.00%, 7/1/39	1,000	1,050
East Hempfield Township IDA, Millersville Univ. Student Services, 5.00%, 7/1/46	1,525	1,594
East Hempfield Township IDA, Millersville Univ. Student Services, 5.00%, 7/1/47	3,750	3,935

Geisinger Auth., Geisinger Health, Series A, VRDN 0.06%, 10/1/43	5,225	5,225
Lancaster County Hosp. Auth., Brethren Village, Series A 6.375%, 7/1/30	1,000	1,043
Lancaster County Hosp. Auth., Brethren Village, Series A 6.50%, 7/1/40	6,115	6,362
Montgomery County IDA, 5.375%, 8/1/38	5,475	6,294
Montgomery County IDA, Einstein Healthcare, Series A 5.25%, 1/15/45 (10)	9,580	9,998
Montgomery County IDA, Einstein Healthcare, Series A 5.25%, 1/15/46	3,000	3,114
Montgomery County IDA, The Hill at Whitemarsh 5.25%, 1/1/40	2,500	2,518
Montgomery County IDA, The Hill at Whitemarsh 5.375%, 1/1/50	11,500	11,643
Northampton County General Purpose Auth., Saint Luke's Univ. Health, Series A, 5.375%, 8/15/28	980	1,079
Northampton County General Purpose Auth., Saint Luke's Univ. Health, Series A, 5.50%, 8/15/40	5,760	6,323
Pennsylvania Economic Dev. Fin. Auth., National Gypsum, IDRB 5.50%, 11/1/44 (4)	7,500	7,672
Pennsylvania Economic Dev. Fin. Auth., USG, 6.00%, 6/1/31 (4)	10,000	10,000
Pennsylvania Higher Ed. Fac. Auth., Foundation for Indiana Univ. of Pennsylvania, Student Housing, Series A, VR 0.834%, 7/1/39	6,000	4,814
Pennsylvania Higher Ed. Fac. Auth., Foundation for Indiana Univ. of Pennsylvania Student Housing, Series B, 5.00%, 7/1/32	1,620	1,739
Pennsylvania Higher Ed. Fac. Auth., Foundation for Indiana Univ. of Pennsylvania Student Housing, Series B, 5.00%, 7/1/41	6,500	6,832
Pennsylvania Higher Ed. Fac. Auth., La Salle Univ. 5.00%, 5/1/42	8,300	8,692
Pennsylvania Higher Ed. Fac. Auth., Widener Univ. 5.00%, 7/15/38	2,400	2,567
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., Series A 5.50%, 7/15/38	2,825	3,094

Susquehanna Area Regional Airport Auth., Series A 6.50%, 1/1/38 (4)	6,640	7,130
		160,290
Puerto Rico 0.4%		
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29	11,095	6,583
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29	4,955	2,939
Puerto Rico Sales Tax Fin. Corp., Series A, 5.75%, 8/1/37	2,850	1,789
Puerto Rico Sales Tax Fin. Corp., Series A, 6.375%, 8/1/39	5,000	3,300
		14,611
Rhode Island 0.3%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35 (13)(14)	10,815	2,688
Rhode Island Health & Ed. Building Corp., Care New England Series A, 5.50%, 9/1/28	3,000	3,285
Rhode Island Health & Ed. Building Corp., Care New England Series A, 6.00%, 9/1/33	4,000	4,462
		10,435
South Carolina 0.8%		
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/16 (14)	99	89
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/17 (14)	133	101
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/18 (14)	147	100
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/19 (14)	161	95
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/20 (14)	175	98
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/21 (14)	207	103
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22 (14)	219	98
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/32 (14)	4,078	938
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/42 (14)	6,847	787
Connector 2000 Assoc., Series A1, Zero Coupon, 7/22/51 (14)	9,099	167
Connector 2000 Assoc., Series B1, Zero Coupon, 1/1/32 (14)	1,713	73
Connector 2000 Assoc., Series B1, Zero Coupon, 7/22/51 (14)	6,187	30

Connector 2000 Assoc., Series C1, Zero Coupon, 7/22/51 (14)	2,775	6
Myrtle Beach Tax Increment, Myrtle Beach Air Force Base Series A, 5.25%, 10/1/26	1,835	1,836
Myrtle Beach Tax Increment, Myrtle Beach Air Force Base Series A, 5.30%, 10/1/35	1,000	1,000
South Carolina State Public Service Auth., Series A 5.50%, 12/1/54	10,000	11,278
York County, Hoechst Celanese, IDRB, 5.70%, 1/1/24 (4)	9,390	9,414
		26,213
South Dakota 0.4%		
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42	13,125	14,266
		14,266
Tennessee 1.8%		
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.50%, 10/1/20	2,250	2,266
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 6.00%, 10/1/35	10,650	10,702
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 Series A, 5.125%, 10/1/35	3,370	3,381
Knox County Health, Ed., & Housing Fac. Board Covenant Health, Series A, 5.00%, 1/1/26	2,730	3,122
Knox County Health, Ed., & Housing Fac. Board Covenant Health, Series A, Zero Coupon, 1/1/35	4,000	1,481
Knox County Health, Ed., & Housing Fac. Board Covenant Health, Series A, Zero Coupon, 1/1/36	4,500	1,587
Knox County Health, Ed., & Housing Fac. Board Covenant Health, Series A, Zero Coupon, 1/1/37	4,000	1,320
Knox County Health, Ed., & Housing Fac. Board Covenant Health, Series A, Zero Coupon, 1/1/38	5,000	1,556
Knox County Health, Ed., & Housing Fac. Board Covenant Health, Series A, Zero Coupon, 1/1/40	3,000	835
Shelby County Health, Ed., & Housing Fac. Board The Village at Germantown, 5.00%, 12/1/34	500	520

Shelby County Health, Ed., & Housing Fac. Board The Village at Germantown, 5.25%, 12/1/42	2,000	2,067
Shelby County Health, Ed., & Housing Fac. Board The Village at Germantown, 5.25%, 12/1/44	1,165	1,210
Shelby County Health, Ed., & Housing Fac. Board The Village at Germantown, 5.25%, 12/1/49	3,250	3,344
Shelby County Health, Ed., & Housing Fac. Board The Village at Germantown, 5.375%, 12/1/47	2,500	2,581
Tennessee Energy Acquisition Corp., Goldman Sachs, Series A 5.25%, 9/1/24	11,800	13,745
Tennessee Energy Acquisition Corp., Goldman Sachs, Series A 5.25%, 9/1/26	11,920	13,919
		63,636
Texas 10.6%		
Austin Convention Enterprises, First Tier, Series B 5.75%, 1/1/34 (5)	3,500	3,634
Austin Convention Enterprises, First Tier, Series B 6.00%, 1/1/19 (5)	1,000	1,042
Austin Convention Enterprises, First Tier, Series B 6.00%, 1/1/20 (5)	1,320	1,374
Austin Convention Enterprises, Second Tier, Series B 6.00%, 1/1/18 (5)	1,125	1,177
Brazos Harbor IDC, Dow Chemical, 5.90%, 5/1/38 (Tender 5/1/28) (4)	2,500	2,729
Brazos River Auth., Texas Competitive Electric, PCR, Series A 7.70%, 4/1/33 (4)(14)(17)	3,000	293
Brazos River Auth., Texas Competitive Electric, PCR, Series D1 8.25%, 5/1/33 (4)(5)(14)(17)	10,000	975
Brazos River Harbor Navigation Dist., Dow Chemical, IDRB Series A, 5.95%, 5/15/33 (4)	15,680	17,620
Brazos River Harbor Navigation Dist., Dow Chemical, IDRB Series A-3, 5.125%, 5/15/33 (4)	3,020	3,220
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	4,055	4,388
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	6,900	7,421
Central Texas Regional Mobility Auth., 6.00%, 1/1/41	11,000	12,683

Dallas/Fort Worth Airport, Series A, 5.00%, 11/1/32 (4)	5,250	5,768
Dallas/Fort Worth Airport, Series E, 5.00%, 11/1/35 (4)	5,000	5,394
Decatur Hosp. Auth., Wise Regional Health, Series A 5.00%, 9/1/34	1,700	1,791
Decatur Hosp. Auth., Wise Regional Health, Series A 5.25%, 9/1/44	7,000	7,418
Fort Bend County IDC, NRG Energy, PCR, Series B 4.75%, 11/1/42	5,000	5,235
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4)	11,870	12,388
Gulf Coast Waste Disposal Auth., Waste Management, Series C 5.20%, 5/1/28 (4)	4,000	4,149
Harris County Cultural Ed. Fac., Brazos Presbyterian Homes Series A, 5.00%, 1/1/38	510	516
Harris County Cultural Ed. Fac., Brazos Presbyterian Homes Series A, 5.00%, 1/1/43	520	524
Harris County Cultural Ed. Fac., Brazos Presbyterian Homes Series B, 7.00%, 1/1/48	5,250	6,223
Harris County Health Fac. Dev. Corp., Houston Methodist Series A2, VRDN, 0.10%, 12/1/41	2,015	2,015
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, Series B, 7.00%, 12/1/27 (Prerefunded 12/1/18) (3)	1,000	1,197
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, Series B, 7.25%, 12/1/35 (Prerefunded 12/1/18) (3)	2,150	2,591
Houston, Airport, Series A, 5.00%, 7/1/32 (4)	6,100	6,658
Houston, Airport, United Airlines, IDRB, Series B-1 5.00%, 7/15/30 (4)	7,000	7,378
Houston, Airport, United Airlines, IDRB, Series B-1 5.00%, 7/15/35 (4)	5,250	5,450
Love Field Airport Modernization, Southwest Airlines, IDRB 5.00%, 11/1/28 (4)	5,500	6,121
Love Field Airport Modernization, Southwest Airlines, IDRB 5.25%, 11/1/40	17,345	18,871
Matagorda County Navigation Dist. No. 1, AEP Texas Central PCR, Series B, 4.00%, 6/1/30	6,000	6,099

Matagorda County Navigation Dist. No. 1, Central Power & Light PCR, Series A, 6.30%, 11/1/29	3,500	3,984
New Hope Cultural Ed. Fac. Fin. Corp., Collegiate Housing College Station, Series A, 5.00%, 4/1/29	1,000	1,095
New Hope Cultural Ed. Fac. Fin. Corp., Collegiate Housing College Station, Series A, 5.00%, 4/1/46	9,645	10,268
New Hope Cultural Ed. Fac. Fin. Corp., Collegiate Housing College Station, Series A, 5.00%, 4/1/46 (1)	3,120	3,333
New Hope Cultural Ed. Fac. Fin. Corp., Stephenville III - Tarleton State Univ., Series A, 5.00%, 4/1/47	3,035	3,186
New Hope Cultural Ed. Fac. Fin. Corp., Stephenville III - Tarleton State Univ., Series A, 5.00%, 4/1/30	500	540
New Hope Cultural Ed. Fac. Fin. Corp., Stephenville III - Tarleton State Univ., Series A, 5.00%, 4/1/35	650	690
North Texas Tollway Auth., 5.75%, 1/1/40 (16)	2,985	3,290
North Texas Tollway Auth., 6.00%, 1/1/38	8,000	9,334
North Texas Tollway Auth., Series A, 5.00%, 1/1/35	10,000	10,982
North Texas Tollway Auth., Series A, 5.75%, 1/1/40	12,000	13,178
North Texas Tollway Auth., Series F, 6.125%, 1/1/31 (Prerefunded 1/1/16) (3)	4,000	4,134
Port of Corpus Christi Auth., Celanese, Series B 6.70%, 11/1/30 (4)	9,940	9,973
Red River Auth., Celanese, Series B, 6.70%, 11/1/30 (4)	3,590	3,602
SA Energy Acquisition Public Fac. Corp., Goldman Sachs Gas Supply, 5.50%, 8/1/21	4,000	4,611
Tarrant County Cultural Ed. Fac. Fin. Corp., Buckingham Senior Living Community, 5.625%, 11/15/41	3,000	3,096
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere - Northwest Senior High School, Series A, 5.00%, 11/15/45 (10)	9,000	9,296
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere - Northwest Senior High School, Series A, 6.00%, 11/15/26	1,500	1,607
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere - Northwest Senior High School, Series A, 6.00%, 11/15/36	2,500	2,655
Tarrant County Cultural Ed. Fac. Fin. Corp., 5.50%, 8/15/31 (Prerefunded 8/15/18) (3)	5,000	5,689

Texas City IDC, NRG Energy, IDRB, Series 2012 4.125%, 12/1/45	4,100	3,859
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch Series D, 6.25%, 12/15/26	25,025	30,319
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/28	7,375	8,170
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/30	10,400	11,376
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/31	5,500	5,997
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/32	11,000	11,874
Texas Transportation Commission, Central Texas Turnpike Series C, 5.00%, 8/15/37	17,875	19,398
Texas Transportation Commission, Central Texas Turnpike Series C, 5.00%, 8/15/42	6,000	6,391
Travis County Health Fac. Dev. Corp., Westminster Manor 7.00%, 11/1/30	2,000	2,332
Travis County Health Fac. Dev. Corp., Westminster Manor 7.125%, 11/1/40	2,000	2,313
		368,914
Virgin Islands 0.3%		
Virgin Islands PFA, Diageo, 6.625%, 10/1/29	8,900	10,043
Virgin Islands PFA, Series A, 6.00%, 10/1/39	1,500	1,639
		11,682
Virginia 5.3%		
Albemarle County Economic Dev. Auth., Westminster - Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,000	3,115
Botetourt County, Glebe, Residential Care, Series A 6.00%, 7/1/34	7,000	7,172
Chesapeake Toll Road, Series B, STEP, 0.00%, 7/15/40	7,525	5,237
Fairfax County Economic Dev. Auth., Vinson Hall, Series A 5.00%, 12/1/32	1,500	1,554

Fairfax County Economic Dev. Auth., Vinson Hall, Series A 5.00%, 12/1/42	2,800	2,860
Fairfax County Economic Dev. Auth., Vinson Hall, Series A 5.00%, 12/1/47	2,000	2,038
Fauquier County IDA, Fauquier Hosp., Series A 5.25%, 10/1/37 (Prerefunded 10/1/17) (3)	200	220
Giles County IDA, Hoechst Celanese, PCR, 5.95%, 12/1/25 (4)	1,025	1,028
Hopewell IDA, Smurfit-Stone Container, EC, 5.25%, 6/1/16 (14)	5,900	—
James City County Economic Dev. Auth., United Methodist Homes, Windsormeade, Series A, 2.00%, 10/1/48 (12)(14)	1,103	50
James City County Economic Dev. Auth., United Methodist Homes, Windsormeade, Series A, 6.00%, 6/1/43	3,426	3,354
New Port CDA, Special Assessment, 5.50%, 9/1/26	850	496
New Port CDA, Special Assessment, 5.60%, 9/1/36	992	571
Norfolk Economic Dev. Auth., BBL ODU, Series A 6.00%, 11/1/36 (4)	1,435	1,311
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement Harbors Edge Retirement Community, 5.00%, 1/1/35	4,020	4,035
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement Harbors Edge Retirement Community, 5.00%, 1/1/46	5,000	4,946
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement Harbors Edge Retirement Community, 5.375%, 1/1/35	4,750	4,929
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement Harbors Edge Retirement Community, 5.375%, 1/1/46	4,270	4,375
Peninsula Ports Auth. of Virginia, Virginia Baptist Homes Series C, 5.375%, 12/1/26	3,300	3,304
Peninsula Ports Auth. of Virginia, Virginia Baptist Homes Series C, 5.40%, 12/1/33	12,990	12,728
Route 460 Funding Corp. of Virginia, Toll Road, 5.00%, 7/1/52	22,000	23,203
Route 460 Funding Corp. of Virginia, Toll Road, 5.125%, 7/1/49	10,650	11,408
Tobacco Settlement Fin. Corp., Tobacco Industry, Series B1 5.00%, 6/1/47	7,415	5,225
Virginia College Building Auth., Marymount Univ., Series A 5.00%, 7/1/30	4,485	4,854

Virginia College Building Auth., Marymount Univ., Series A 5.00%, 7/1/35	1,200	1,278
Virginia College Building Auth., Marymount Univ., Series A 5.00%, 7/1/45	3,110	3,276
Virginia HDA, Multi-Family, Series F, 5.25%, 10/1/38	4,500	4,891
Virginia Small Business Fin. Auth., Elizabeth River Crossings 4.75%, 1/1/25 (4)	2,180	2,356
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 1/1/26 (4)	2,000	2,186
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 7/1/26 (4)	2,000	2,186
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.50%, 1/1/42 (4)	11,250	12,217
Virginia Small Business Fin. Auth., Elizabeth River Crossings 6.00%, 1/1/37 (4)	13,010	14,961
Virginia Small Business Fin. Auth., Interstate 95 Express Lanes 5.00%, 1/1/40 (4)	21,680	22,705
Virginia Small Business Fin. Auth., Wellmont Health, Series A 5.25%, 9/1/37	3,345	3,473
Washington County IDA, Mountain States Health Alliance Series C, 7.50%, 7/1/29	2,750	3,178
Washington County IDA, Mountain States Health Alliance Series C, 7.75%, 7/1/38	3,000	3,462
		184,182

Washington 0.5%

Greater Wenatchee Regional Events Center, Series A 5.00%, 9/1/27	1,600	1,701
Greater Wenatchee Regional Events Center, Series A 5.25%, 9/1/32	1,000	1,047
Greater Wenatchee Regional Events Center, Series A 5.50%, 9/1/42	1,500	1,571
Port of Seattle IDC, Delta Airlines, IDRB, 5.00%, 4/1/30 (4)	3,000	3,119
Washington Health Care Fac. Auth., Highline Medical Center 6.25%, 8/1/36 (Prerefunded 8/1/18) (3)	2,990	3,465

Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.70%, 7/1/38	7,000	8,015
		18,918
West Virginia 0.5%		
Pleasants County, Allegheny Energy Supply, Series F 5.25%, 10/15/37	10,650	11,180
West Virginia Economic Dev. Auth., Appalachian Power Series A, 5.375%, 12/1/38 (Tender 12/1/20)	4,840	5,262
		16,442
Wisconsin 0.9%		
Green Bay Redev. Auth., Georgia Pacific, Fort James, IDRB 5.60%, 5/1/19 (4)	150	167
Platteville Redev. Auth., Platteville Real Estate, 5.00%, 7/1/42	3,225	3,376
Wisconsin HEFA, Dickson Hollow, 5.25%, 10/1/39	3,000	3,045
Wisconsin HEFA, Dickson Hollow, 5.375%, 10/1/44	3,000	3,052
Wisconsin HEFA, Marshfield Clinic, Series B, 5.00%, 2/15/40	5,000	5,285
Wisconsin HEFA, Saint John's Communities, Series A 7.25%, 9/15/29	1,500	1,748
Wisconsin HEFA, Saint John's Communities, Series A 7.625%, 9/15/39	1,500	1,764
Wisconsin PFA Airport Fac., Church Home of Hartford, Series A 5.00%, 9/1/30 (5)	800	812
Wisconsin PFA Airport Fac., Church Home of Hartford, Series A 5.00%, 9/1/38 (5)	1,725	1,713
Wisconsin PFA Airport Fac., National Gypsum, IDRB 5.25%, 4/1/30 (4)	5,000	5,077
Wisconsin PFA Airport Fac., Trips Aeroterm, IDRB 5.00%, 7/1/42 (4)	3,500	3,695
		29,734
Total Municipal Securities (Cost $3,257,051)		3,413,995

COMMON STOCKS 0.8%		
American Airlines	600	25,422
Rock-Tenn, Class A	4	279
United Continental (14)	—	18
Total Common Stocks (Cost $22,542)		25,719
PREFERRED STOCKS 0.1%		
Charter Mac Equity Issuer Trust (4)(5)	4,000	4,522
Total Preferred Stocks (Cost $4,000)		4,522
Total Investments in Securities 99.3% of Net Assets (Cost $3,283,593)		**$ 3,444,236**

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Insured by Berkshire Hathaway Assurance Corp.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Interest subject to alternative minimum tax
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $128,072 and represents 3.7% of net assets.
(6) Insured by AMBAC Assurance Corp.
(7) Insured by Assured Guaranty U.S. Holdings
(8) Insured by Syncora Guarantee
(9) Insured by ACA Financial Guaranty Corp.
(10) When-issued security
(11) In default with respect to payment of principal and interest.
(12) Distressed security. Currently making payment in kind.
(13) In default with respect to payment of interest.
(14) Non-income producing
(15) Insured by Financial Guaranty Insurance Company
(16) Insured by National Public Finance Guarantee Corp.
(17) The obligor was subject to a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(18) Escrowed to maturity
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free High Yield Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended May 31, 2015.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund. Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of May 31, 2015, cash of $270,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Residual-Interest Bonds
The fund may invest in residual-interest bonds (RIBs) purchased from third-party special purpose trusts, which securitize an underlying bond into RIBs and short-term floating rate bonds. RIBs generally are entitled to the cash flows of the underlying bond that remain after payment of amounts due to the floating rate bondholders and trust-related fees; they also generally have the right to acquire the underlying bond from the trust. RIBs can only be traded in accordance with Rule 144A of the Securities Act of 1933 and cannot be offered for public resale. Risks arise from changes in interest rates and the value of the underlying bond, and the sale of the RIBs may involve delay or additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

NOTE 5 - FEDERAL INCOME TAXES

At May 31, 2015, the cost of investments for federal income tax purposes was $3,278,925,000. Net unrealized gain aggregated $165,074,000 at period-end, of which $229,130,000 related to appreciated investments and $64,056,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 28, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 28, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 28, 2015